Financial Highlights (Details) - Financial Highlights - USD ($)		3 Months Ended			12 Months Ended
		Apr. 30, 2015	Jan. 31, 2015		Jan. 31, 2015
Financial Highlights [Abstract]
Net asset value per share, beginning of period	[1]	$ 12.57	$ 13.06		$ 13.06
Net investment loss (a) (in Dollars)	[2]	$ (0.01)	$ (0.04)	[1]	$ (0.04)	[1]
Net realized and unrealized gain (loss) on investment in gold bullion		$ (0.80)	$ (0.45)	[1]	$ (0.45)	[1]
Net change in net assets from operations		(0.81)	(0.49)	[1]	(0.49)	[1]
Net asset value per share, end of period		$ 11.76	$ 12.57	[1]	$ 12.57	[1]
Total return, at net asset value (b)	[3]	(6.44%)	(3.75%)	[1]	(3.75%)	[1]
Ratio to average net assets:
Net investment loss (c)	[4]	(0.40%)	(0.40%)	[1]	(0.40%)	[1]
Expenses (c)	[4]	0.40%	0.40%	[1]	0.40%	[1]

[1]	Commencement of operations.
[2]	Calculated using average shares outstanding
[3]	Not annualized
[4]	Annualized